Financial Expenses	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Financial Expenses

Note 14 - Financial Expenses

	For the years ended
	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Interest (income) expenses, net	(20)	6
Exchange rate loss (gain)	17	(35)
Other	1	1

Total financial income, net	(2)	(28)

IR-Med, Inc.

Notes to the Consolidated Financial Statements